Note 11 - Long-term Debt (Details Textual) € in Millions																							6 Months Ended		12 Months Ended
	Jun. 24, 2021 USD ($)	Jun. 10, 2021 USD ($)	Jun. 05, 2021 USD ($)	Jun. 04, 2021 USD ($)	May 21, 2021 USD ($)	Mar. 24, 2021 USD ($)	Jan. 29, 2021 USD ($)	Nov. 12, 2020 USD ($)	Nov. 11, 2020 USD ($)	Sep. 16, 2020 USD ($)	Sep. 10, 2020 USD ($)	Jun. 29, 2020 USD ($)	Feb. 18, 2020 USD ($)	Jan. 24, 2020 USD ($)	Jul. 12, 2019 USD ($)	Mar. 22, 2019 USD ($)	Dec. 11, 2018 USD ($)	Nov. 30, 2018 USD ($)	Jun. 26, 2018 USD ($)	May 29, 2018 USD ($)	Jul. 21, 2017 USD ($)	Jun. 19, 2017 USD ($)	Jun. 30, 2021 USD ($)	Jun. 30, 2020 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Jun. 07, 2021 USD ($)	Jun. 01, 2021 USD ($)	May 25, 2021 EUR (€)	Mar. 29, 2021 USD ($)	Mar. 19, 2021 USD ($)	Mar. 18, 2021 USD ($)	Mar. 16, 2021 USD ($)	Jan. 27, 2021 USD ($)	Dec. 17, 2020 USD ($)	Dec. 15, 2020 USD ($)	Nov. 10, 2020 USD ($)	Jun. 11, 2020 USD ($)	May 29, 2020 USD ($)	Apr. 24, 2020 USD ($)	Feb. 13, 2020 USD ($)	Jul. 18, 2019 USD ($)	Jun. 28, 2019 USD ($)	Jun. 24, 2019 USD ($)	Jun. 18, 2019 USD ($)	Nov. 27, 2018 USD ($)	Oct. 26, 2018 USD ($)	Jul. 17, 2018 USD ($)	Mar. 07, 2018 USD ($)	Aug. 03, 2017 USD ($)	Aug. 01, 2017 USD ($)	Dec. 22, 2016 USD ($)	Aug. 10, 2016 USD ($)	May 11, 2016 USD ($)	May 06, 2016 USD ($)	Jan. 27, 2016 USD ($)	May 30, 2008 USD ($)	Dec. 31, 2007 USD ($)	Jun. 30, 2006 USD ($)	Feb. 28, 2006 USD ($)
Long-term Debt, Gross																							$ 2,203,952,000		$ 1,465,619,000
Long-term Debt, Current Maturities, Total																							210,610,000		147,137,000
Interest Costs Capitalized to Vessels and Advances, Net																							465,000		1,954,000
Interest Expense, Total																							31,870,000	$ 35,121,000
Other Long-term Debt, Total																							828,204,000		728,961,000
Interest Expense, Debt, Total																							31,858,000	32,077,000
Interest and Finance Costs [Member]
Interest Expense, Debt, Total																							$ 31,393,000	30,123,000
Minimum [Member]
Term Loan, Value Maintenance Clauses																							100.00%
Maximum [Member]
Term Loan, Value Maintenance Clauses																							125.00%
Five Pre- and Post-delivery Financial Agreements [Member]
Interest Costs Capitalized to Vessels and Advances, Net																							$ 465,000		$ 3,274,000
Interest Expense, Total																							7,417,000
Financial Arrangement, Share Purchase Agreement [Member]
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid																							32,022,000
Interest Expense, Total																							9,597,000	$ 14,050,000
Financing Arrangements [Member]
Other Long-term Debt, Total																							$ 828,204,000
Term Loan and Other Financing Arrangements [Member]
Long-term Debt, Weighted Average Interest Rate, at Point in Time																							3.50%		4.10%
Term Loan and Other Financing Arrangements [Member] | Minimum [Member]
Debt Instrument, Interest Rate During Period																							2.01%		2.07%
Term Loan and Other Financing Arrangements [Member] | Maximum [Member]
Debt Instrument, Interest Rate During Period																							4.80%		6.34%
Loans Payable [Member]
Long-term Debt, Gross																							$ 1,256,908,000		$ 736,658,000
Loans Payable [Member] | Montes Shipping Co. and Kelsen Shipping Co. Term Loans [Member]
Debt Instrument, Face Amount																																																										$ 150,000,000
Long-term Debt, Gross																							0		0										$ 8,500,000																					$ 66,000,000
Debt Instrument, Prepaid Payment on Principal												$ 8,500,000										$ 6,000,000
Loans Payable [Member] | Montes Shipping Co. Term Loan [Member]
Debt Instrument, Face Amount																																																										75,000,000
Loans Payable [Member] | Kelsen Shipping Co. Term Loan [Member]
Debt Instrument, Face Amount																																																										$ 75,000,000
Loans Payable [Member] | Uriza Shipping Co. Term Loan [Member]
Debt Instrument, Face Amount																																																						$ 39,000,000
Long-term Debt, Gross																							0		0
Debt Instrument, Amout Available to be Drawn																																																							$ 39,000,000
Repayments of Long-term Debt, Total								$ 19,500,000
Loans Payable [Member] | Costis Maritime Co. and Christos Maritime Co. Term Loans [Member]
Debt Instrument, Face Amount																																																									$ 150,000,000
Loans Payable [Member] | Costis Maritime Co. Term Loan [Member]
Debt Instrument, Face Amount																																																									75,000,000
Loans Payable [Member] | Christos Maritime Co. Term Loan [Member]
Debt Instrument, Face Amount																																																									$ 75,000,000
Loans Payable [Member] | Capetanissa Maritime Co. Term Loan [Member]
Debt Instrument, Face Amount																																																											$ 90,000,000
Loans Payable [Member] | Costis Maritime Co., Christos Maritime Co. and Capetanissa Maritime Co. [Member]
Long-term Debt, Gross																							0		0																												$ 116,500,000
Debt Instrument, Prepaid Payment on Principal																			$ 4,000,000		$ 4,000,000
Loans Payable [Member] | Rena Maritime Co. Term Loan [Member]
Debt Instrument, Face Amount																																																												$ 90,000,000
Loans Payable [Member] | Rena Maritime Co., Finch Shipping Co. and Joyner Carriers S.A. [Member]
Long-term Debt, Gross																																																				$ 37,500,000
Repayments of Long-term Debt, Total														$ 1,385,000
Loans Payable [Member] | Nerida Shipping Company Term Loan [Member]
Debt Instrument, Face Amount																																																		$ 17,625,000
Long-term Debt, Gross																							10,875,000		11,775,000
Debt Agreement, Maximum Borrowing Capacity																																																			$ 17,625,000
Debt Instrument, Periodic Payment, Total																							450,000
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid																							8,625,000
Loans Payable [Member] | Costamare Inc. 3 [Member]
Debt Instrument, Face Amount																																																	$ 233,000,000
Long-term Debt, Gross																							26,110,000		27,666,000
Debt Instrument, Prepaid Payment on Principal																$ 5,805,000				$ 4,477,000
Loans Payable [Member] | Loan Agreement to Partially Finance the Acquisition of Megalopolis and Marathopolis [Member]
Debt Instrument, Face Amount																																																$ 48,000,000
Loans Payable [Member] | Loan Agreement to Partially Finance the Acquisition of Megalopolis and Marathopolis, Tranche A [Member]
Long-term Debt, Gross																							19,600,000
Debt Instrument, Periodic Payment, Total																							400,000
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid																							12,800,000
Loans Payable [Member] | Loan Agreement to Partially Finance the Acquisition of Megalopolis and Marathopolis, Tranche B [Member]
Long-term Debt, Gross																							19,600,000
Debt Instrument, Periodic Payment, Total																							400,000
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid																							12,800,000
Loans Payable [Member] | Reddick Shipping Co. and Verandi Shipping Co.Term Loan [Member]
Repayments of Long-term Debt, Total						$ 14,020,000
Debt Agreement, Maximum Borrowing Capacity																																															$ 25,000,000
Loans Payable [Member] | Costamare Inc. 4 [Member]
Debt Instrument, Face Amount																																														$ 55,000,000
Debt Instrument, Prepaid Payment on Principal																										$ 10,615,000
Proceeds from Issuance of Long-term Debt, Total									$ 5,803,000
Loans Payable [Member] | Costamare Inc. 4 [Member] | Tranche A [Member]
Long-term Debt, Gross																							10,000,000
Debt Instrument, Periodic Payment, Total																							1,000,000
Proceeds from Issuance of Debt																		$ 28,000,000
Loans Payable [Member] | Costamare Inc. 4 [Member] | Tranche B [Member]
Long-term Debt, Gross																							22,188,000
Proceeds from Issuance of Debt																	$ 27,000,000
Loans Payable [Member] | Bastian Shipping Co and Cadence Shipping Co Loan Agreement [Member]
Debt Instrument, Face Amount																																													$ 136,000,000
Long-term Debt, Gross																							105,600,000		113,200,000
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid																							14,400,000
Loans Payable [Member] | Adele Shipping Co Loan Agreement [Member]
Debt Instrument, Face Amount																																												$ 68,000,000
Long-term Debt, Gross																							57,500,000		60,500,000
Debt Instrument, Periodic Payment, Total																							1,500,000
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid																							26,000,000
Proceeds from Issuance of Debt															$ 68,000,000
Loans Payable [Member] | Costamare Inc. 5 [Member]
Debt Instrument, Face Amount																																											$ 150,000,000
Long-term Debt, Gross																							43,256,700
Loans Payable [Member] | Costamare Inc. 5 [Member] | Three Tranches Per Tranche Info [Member]
Debt Instrument, Periodic Payment, Total																							963,300
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid																							26,880,000
Loans Payable [Member] | Loan Agreement to Partially Refinance Term Loan [Member]
Debt Instrument, Face Amount																																										$ 94,000,000
Long-term Debt, Gross																							38,460,000
Loans Payable [Member] | Loan Agreement to Partially Refinance Term Loan [Member] | Two Tranches Per Tranche Info [Member]
Debt Instrument, Periodic Payment, Total																							1,005,700
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid																							21,364,000
Loans Payable [Member] | Loan Agreement to Purchase Volans, Vulpecula, Vela and JPO Virgo [Member]
Debt Instrument, Face Amount																																									$ 30,000,000
Long-term Debt, Gross																							26,110,000
Proceeds from Issuance of Long-term Debt, Total													$ 30,000,000
Loans Payable [Member] | Loan Agreement to Purchase Volans, Vulpecula, Vela and JPO Virgo Tranche A [Member]
Debt Instrument, Periodic Payment, Total																							194,000
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid																							4,646,000
Loans Payable [Member] | Loan Agreement to Purchase Volans, Vulpecula, Vela and JPO Virgo Tranche B [Member]
Debt Instrument, Periodic Payment, Total																							199,000
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid																							4,566,000
Loans Payable [Member] | Loan Agreement to Purchase Volans, Vulpecula, Vela and JPO Virgo Tranche C [Member]
Debt Instrument, Periodic Payment, Total																							190,000
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid																							4,210,000
Loans Payable [Member] | Loan Agreement to Purchase Volans, Vulpecula, Vela and JPO Virgo Tranche D [Member]
Debt Instrument, Periodic Payment, Total																							195,000
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid																							4,130,000
Loans Payable [Member] | Capetanissa Maritime Corporation et al. [Member]
Debt Instrument, Face Amount																																								$ 70,000,000
Long-term Debt, Gross																							61,000,000		65,500,000
Debt Instrument, Periodic Payment, Total																							2,250,000
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid																							25,000,000
Loans Payable [Member] | Loan Agreement to Refinance Costamare Inc. 3 [Member]
Debt Instrument, Face Amount																																							$ 70,000,000
Long-term Debt, Gross																							59,600,000
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid																							29,200,000
Loans Payable [Member] | Second Loan Agreement to Refinance Costamare Inc. 3 [Member]
Debt Instrument, Face Amount																																						$ 70,000,000
Repayments of Long-term Debt, Total				$ 50,105,000	$ 1,012,000		$ 4,861,000			$ 4,878,000	$ 1,450,000
Loans Payable [Member] | Kelsen Shipping Co. Loan Agreement [Member]
Debt Instrument, Face Amount																																				$ 8,100,000
Long-term Debt, Gross																							6,075,000		8,100,000
Debt Instrument, Periodic Payment, Total																							2,025,000
Loans Payable [Member] | Uriza Shipping Co. Term Loan 2 [Member]
Debt Instrument, Face Amount																																					$ 20,000,000
Long-term Debt, Gross																							18,700,000		20,000,000
Debt Instrument, Periodic Payment, Total																							650,000
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid																							7,000,000
Loans Payable [Member] | Berg Shipping Co. Loan Agreement [Member]
Debt Instrument, Face Amount																																		$ 12,500,000
Long-term Debt, Gross																							12,220,000		0
Debt Instrument, Periodic Payment, Total																							280,000
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid																							6,900,000
Loans Payable [Member] | Reddick Shipping Co. and Verandi Shipping Co Second Term Loan [Member]
Debt Instrument, Face Amount																																	$ 18,500,000
Long-term Debt, Gross																							17,300,000		0
Loans Payable [Member] | Reddick Shipping Co. and Verandi Shipping Co Second Term Loan, Tranche A [Member]
Long-term Debt, Gross																							8,650,000
Debt Instrument, Periodic Payment, Total																							600,000
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid																							3,250,000
Loans Payable [Member] | Reddick Shipping Co. and Verandi Shipping Co Second Term Loan, Tranche B [Member]
Long-term Debt, Gross																							8,650,000
Debt Instrument, Periodic Payment, Total																							600,000
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid																							3,250,000
Loans Payable [Member] | Evantone Shipping Co. and Fortrose Shipping Co. Loan Agreement [Member]
Debt Instrument, Face Amount																																$ 23,000,000
Long-term Debt, Gross																							22,250,000		0
Debt Instrument, Periodic Payment, Total																							750,000
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid																							8,000,000
Loans Payable [Member] | Ainsley Maritime Co. and Ambrose Maritime Co. Loan Agreement [Member]
Debt Instrument, Face Amount																															$ 150,000,000
Long-term Debt, Gross																							147,321,000		0
Loans Payable [Member] | Ainsley Maritime Co. and Ambrose Maritime Co. Loan Agreement, Tranche A [Member]
Long-term Debt, Gross																							73,660,700
Debt Instrument, Periodic Payment, Total																							1,339,300
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid																							21,428,600
Loans Payable [Member] | Ainsley Maritime Co. and Ambrose Maritime Co. Loan Agreement, Tranche B [Member]
Long-term Debt, Gross																							73,660,700
Debt Instrument, Periodic Payment, Total																							1,339,300
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid																							21,428,600
Loans Payable [Member] | Hyde Maritime Co. and Skerrett Maritime Co. Loan Agreement [Member]
Debt Instrument, Face Amount						$ 147,000,000
Long-term Debt, Gross																							144,173,000		0
Loans Payable [Member] | Hyde Maritime Co. and Skerrett Maritime Co. Loan Agreement, Tranche A [Member]
Long-term Debt, Gross																							72,086,500
Debt Instrument, Periodic Payment, Total																							1,413,500
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid																							31,096,200
Loans Payable [Member] | Hyde Maritime Co. and Skerrett Maritime Co. Loan Agreement, Tranche B [Member]
Long-term Debt, Gross																							72,086,500
Debt Instrument, Periodic Payment, Total																							1,413,500
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid																							45,230,800
Loans Payable [Member] | Kemp Maritime Co. Loan Agreement [Member]
Debt Instrument, Face Amount																														$ 75,000,000
Long-term Debt, Gross																							73,450,000		0
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid																							28,600,000
Loans Payable [Member] | Vernes Shipping Co. Loan Agreement [Member]
Debt Instrument, Face Amount																														$ 14,000,000
Long-term Debt, Gross																							13,550,000		0
Debt Instrument, Periodic Payment, Total																							450,000
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid																							5,000,000
Loans Payable [Member] | Loan Agreement with 11 Companies [Member]
Debt Instrument, Face Amount																												$ 158,105,000
Long-term Debt, Gross																							158,105,000		0
Long-term Debt, Current Maturities, Total																							22,081,000
Loans Payable [Member] | Loan Agreement with 11 Companies, Refinancing Tranche [Member]
Long-term Debt, Gross																							50,105,000
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid																							2,697,300
Proceeds from Issuance of Long-term Debt, Total				50,105,000
Loans Payable [Member] | Loan Agreement with 11 Companies, Tranche C [Member]
Long-term Debt, Gross																							38,000,000
Debt Instrument, Periodic Payment, Total																							1,635,000
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid																							5,300,000
Proceeds from Issuance of Long-term Debt, Total				$ 38,000,000
Loans Payable [Member] | Loan Agreement with 11 Companies, Tranche A [Member]
Long-term Debt, Gross																							35,000,000
Debt Instrument, Periodic Payment, Total																							1,500,000
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid																							5,000,000
Proceeds from Issuance of Long-term Debt, Total			$ 35,000,000
Loans Payable [Member] | Loan Agreement with 11 Companies, Tranche B [Member]
Long-term Debt, Gross																							35,000,000
Debt Instrument, Periodic Payment, Total																							1,500,000
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid																							5,000,000
Proceeds from Issuance of Long-term Debt, Total	$ 35,000,000
Loans Payable [Member] | Novara Shipping Co., Finney Shipping Co., Alford Shipping Co. and Nisbet Shipping Co. Loan Agreement [Member]
Debt Instrument, Face Amount																											$ 79,000,000
Long-term Debt, Gross																							45,000,000		0
Loans Payable [Member] | Novara Shipping Co., Finney Shipping Co., Alford Shipping Co. and Nisbet Shipping Co. Loan Agreement, Tranche A [Member]
Proceeds from Issuance of Long-term Debt, Total		$ 22,500,000
Loans Payable [Member] | Novara Shipping Co., Finney Shipping Co., Alford Shipping Co. and Nisbet Shipping Co. Loan Agreement, Tranche B [Member]
Proceeds from Issuance of Long-term Debt, Total		$ 22,500,000
Loans Payable [Member] | Novara Shipping Co., Finney Shipping Co., Alford Shipping Co. and Nisbet Shipping Co. Loan Agreement, Tranche A and B[Member]
Long-term Debt, Gross																							45,000,000
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid																							24,120,000
Loans Payable [Member] | Novara Shipping Co., Finney Shipping Co., Alford Shipping Co. and Nisbet Shipping Co. Loan Agreement, Tranche C [Member]
Long-term Debt, Gross																							0
Loans Payable [Member] | Novara Shipping Co., Finney Shipping Co., Alford Shipping Co. and Nisbet Shipping Co. Loan Agreement, Tranche D [Member]
Long-term Debt, Gross																							0
Unsecured Debt [Member]
Long-term Debt, Gross																							118,840,000		$ 0
Unsecured Debt [Member] | The Bond [Member]
Debt Instrument, Face Amount | €																													€ 100
Long-term Debt, Gross																							118,840,000
Interest Expense, Total																							$ 321,000
Debt Instrument, Interest Rate, Stated Percentage																													2.70%
Debt Instrument, Early Redemption Requirement, Minimum Prepayment by Issuer | €																													€ 10
Debt Instrument, Early Redemption Requirement, Minimum Nominal Value of After Prepayment | €																													€ 50
Unsecured Debt [Member] | The Bond [Member] | The Fifth or Sixth Coupon Payment Date [Member]
Debt Instrument, Redemption, Premium Percentage																													1.50%
Unsecured Debt [Member] | The Bond [Member] | The Seventh or Eighth Coupon Payment Date [Member]
Debt Instrument, Redemption, Premium Percentage																													0.50%
Unsecured Debt [Member] | The Bond [Member] | The Ninth Coupon Payment Date [Member]
Debt Instrument, Redemption, Premium Percentage																													0.00%